Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2014
Changes in Number of Shares Issued and Treasury Stock

Changes in the number of shares issued and treasury stock during the years ended March 31, 2012, 2013 and 2014 were as follows:

	Total shares of common stock	Shares of treasury stock
Number of shares as of April 1, 2011	199,566,770	26,294,819

Purchase of shares	—	899
Sale of shares	—	(328)

Number of shares as of March 31, 2012	199,566,770	26,295,390

Purchase of shares	—	671
Exercise of stock options	—	(522,297)
Sale of shares	—	(76)

Number of shares as of March 31, 2013	199,566,770	25,773,688

Purchase of shares	—	1,458
Exercise of stock options	—	(406,318)
Sale of shares	—	—

Number of shares as of March 31, 2014	199,566,770	25,368,828